MARKED
                                                   SEC. File Nos. 2-98199
                                                                 811-4318

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-1A
                               Registration Statement
                                        Under
                              the Securities Act of 1933

                           Post-Effective Amendment No. 21
                                         and
                                Registration Statement
                                        Under
                         The Investment Company Act of 1940
                                   Amendment No. 20

                          THE AMERICAN FUNDS INCOME SERIES
                  (Exact Name of Registrant as specified in charter)
                               333 South Hope Street
                           Los Angeles, California 90071
                      (Address of principal executive offices)

                 Registrant's telephone number, including area code:
                                   (213) 486-9200


                             JULIE F. WILLIAMS, Secretary
                           The American Funds Income Series
                                 333 South Hope Street
                              Los Angeles, California 90071
                         (name and address of agent for service)


                                     Copies to:
                              Robert E. Carlson, Esq.
                        PAUL, HASTING, JANOFSKY & WALKER LLP
                                555 S. Flower Street
                             Los Angeles, CA 90071-2371
                             (Counsel for the Registrant)

                 Approximate date of proposed public offering:

It is proposed that this filing become effective on November 1, 1998 pursuant to paragraph (b) of rule 485.

                             THE AMERICAN FUNDS INCOME SERIES
                                    CROSS REFERENCE SHEET

        ITEM NUMBER OF                                CAPTIONS IN PROSPECTUS
        PART "A" OF FORM N-1A                         (PART "A")



1.      Front and Back Cover Pages                    Front and Back Cover Pages

2.      Risk/Return Summary:  Investments,            Risk/Return Summary
        Risks and Performance

3.      Risk/Return Summary:  Fee Table               Risk/Return Summary

4.      Investment Objectives, Principal              Investment Objective,
        Strategies, and Related Risks                 Strategies and Risks

5.      Management's Discussion of Fund               N/A
        Performance

6.      Management, Organization, and Capital         Management and
        Structure                                     Organization

7.      Shareholder Information                       Shareholder Information

8.      Distribution Arrangements                     Shareholder Information

9.      Financial Highlights Information              Financial Highlights



        ITEM NUMBER OF                                CAPTIONS IN STATEMENT OF
        PART "B" OF FORM N-1A                         ADDITIONAL INFORMATION
                                                      (PART "B")



10.     Cover Page and Table of Contents              Cover Page and Table of
                                                      Contents

11.     Fund History                                  Fund Organization

12.     Description of the Fund and its               Fund Organization;
        Investments and Risks                         Investment Restrictions;
                                                      Description of Certain
                                                      Securities and Investment
                                                      Techniques

13.     Management of the Fund                        Management; Fund Officers
                                                      and Trustees

14.     Control Persons and Principal Holders         N/A
        of Securities

15.     Investment Advisory and Other Services        Management; General
                                                      Information; Fund Officers
                                                      and Trustees

16.     Brokerage Allocation and Other                Management; Execution of
        Practices                                     Portfolio Transactions

17.     Capital Stock and Other Securities            None

18.     Purchase, Redemption and Pricing of           Purchase of Shares;
        Shares                                        Selling Shares;
                                                      Shareholder Account
                                                      Services and Privileges;
                                                      General Information

19.     Taxation of Fund                              Dividends, Distributions
                                                      and Federal Taxes

20.     Underwriters                                  Management

21.     Calculation of Performance Data               Investment Results and
                                                      Related Statistics

22.     Financial Statements                          Financial Statements



ITEM IN PART "C"



23.     Exhibits

24.     Persons Controlled by or under
        Common Control with Registrant

25.     Indemnification

26.     Business and Other Connections of
        Investment Adviser

27.     Principal Underwriters

28.     Location of Accounts and Records

29.     Management Services

30.     Undertakings

        Signature Page


                     [LOGO OF THE AMERICAN FUNDS GROUP(R)]

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                                U.S. Government
                              Securities Fund(SM)

                                  Prospectus



                                NOVEMBER 1, 1998

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OF-FENSE.




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U.S. GOVERNMENT SECURITIES FUND
333 South Hope Street
Los Angeles, California 90071

TICKER SYMBOL: AMUSX NEWSPAPER ABBREV.: Govt FUND NO.: 22

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TABLE OF CONTENTS

Risk/Return Summary                           4
 ...............................................
Fees and Expenses of the Fund                 7
 ...............................................
Investment Objective, Strategies and Risks    8
 ...............................................
Important Recent Developments                10
 ...............................................
Management and Organization                  10
 ...............................................
Shareholder Information                      12
 ...............................................
Purchase and Exchange of Shares              13
 ...............................................
Distribution Arrangements                    16
 ...............................................
Financial Highlights                         18
-----------------------------------------------

                                U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS  3


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RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income as well as preserve your investment, by investing primarily in securities that are guaran-teed by the United States Government.

The fund is designed for investors seeking income and more price stability than stocks and lower quality fixed income securities, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that its share price and total return may decline in response to certain events such as a rise in interest rates or changes in the market or general economy. It is important to note that neither the fund nor its yield are guaranteed by the U.S. Government. Accordingly, you may lose money by in-vesting in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaran-teed by the Federal Deposit Insurance Corporation or any other government agen-cy, entity or person.

 4  U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS


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INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

 [CHART OF THE FUND'S RESULTS CALCULATED WITHOUT A SALES CHARGE ON A CALENDAR
                                  YEAR BASIS]

Here are the fund's results calculated without a sales charge on a calendar year basis. (If a sales charge were included, results would be lower.)

  CALENDAR YEAR                   FUND'S RESULTS
  -------------                   --------------
  9/30/88                             6.92%
  9/30/89                            11.71%
  9/30/90                             9.80%
  9/30/91                            14.16%
  9/30/92                             7.59%
  9/30/93                            10.45%
  9/30/94                            -4.65%
  9/30/95                            15.46%
  9/30/96                             2.82%
  9/30/97                             8.39%

The fund's year-to-date return for the nine months ended September 30, 1998 was 7.74%.

The fund's highest/lowest quarterly results during this time period were:

X  HIGHEST 5.77% (quarter ended June 30, 1989)
X  LOWEST -3.91% (quarter ended March 31, 1994)

                                 U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS  5


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For periods ended December 31, 1997:

AVERAGE                 THE FUND WITH
ANNUAL                    MAXIMUM
TOTAL                   SALES CHARGE    LEHMAN
RETURN                   DEDUCTED/1/   INDEX/2/  CPI/3/
------------------------------------------------------
One Year                   3.24%        9.54%     1.70%
 .......................................................
Five Years                 5.23%        7.29%     2.60%
 .......................................................
Ten Years                  7.59%        9.02%     3.41%
 .......................................................
Lifetime/4/                7.69%        9.29%     3.29%

Yield/1/: 5.48%

(For current yield information, please call American FundsLine(R) at 1-800-325-
3590)

/1/ These fund results were calculated according to a formula which requires that the maximum sales charge be deducted. Results would be higher if they were calculated at net asset value.

/2/ The Lehman Brothers Government/Mortgage-Backed Securities Index represents a market-weighted index that includes U.S. Treasuries and agencies, as well as FNMAs, FHLMCs, and GNMAs. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/  The fund began investment operations on October 17, 1985.

These results are meant to illustrate the potential fluctuations in the fund's results over shorter periods of time. Past results are not an indication of fu-ture results.

6  U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS


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FEES AND EXPENSES OF THE FUND

The following describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                        4.75%/1/
 ...................................................................
Maximum sales charge imposed on reinvested dividends          0%
 ...................................................................
Maximum deferred sales charge                                 0%/2/
 ...................................................................
Redemption or exchange fees                                   0%
 ...................................................................

/1/ Sales charges are reduced or eliminated for larger purchases.

/2/ A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following any purchases you made without a sales charge.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the fund assets)
-------------------------------------------------------------------
Management Fees                                            0.40%
 ...................................................................
Service (12b-1) Fees                                       0.29%*
 ...................................................................
Other Expenses                                             0.10%
 ...................................................................
Total Annual Fund Operating Expenses                       0.79%
 ...................................................................

*12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------
One year                                                  $  552
 ...................................................................
Three years                                               $  715
 ...................................................................
Five years                                                $  893
 ...................................................................
Ten years                                                 $1,406

                                 U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS  7


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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital. It invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government. The fund may also invest in securities issued by U.S. governmental agencies or instrumentalities that are not guaranteed by the U.S. Government. In addition, the fund may invest a substantial portion of its assets in securities backed by pools of mortgages.

The value of certain debt securities held by the fund may be affected by chang-ing interest rates and prepayment risks. For example, as with other debt secu-rities, the value of U.S. Government securities generally will decline when in-terest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the cur-rent market prices for such securities are not guaranteed and will fluctuate.


In addition, many types of debt securities, including mortgage-related securi-ties, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the unanticipated principal in new securities when interest rates on new mortgage investments are falling, thus reducing the income of the fund. The fund may also invest in cash, cash equivalents, or short-term debt securities. The extent of the fund's cash position will be dependent on market conditions, fund purchases and re-demptions, and other factors. For example, under certain circumstances, in re-sponse to abnormal market conditions, the fund may be invested substantially in cash or cash equivalents. This will detract from the achievement of the fund's objective over the short term, and it may protect the fund during a market downturn.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities which represent good long-term in-vestment opportunities.

8   U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS


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ADDITIONAL INVESTMENT RESULTS

The following additional investment results are for periods ended December 31, 1997:

                                       THE FUND
AVERAGE ANNUAL                         WITH NO         LIPPER U.S.     LIPPER U.S.
TOTAL RETURN                         SALES CHARGE/1/ GVT AVERAGE/2/ GNMA AVERAGE/3/
-----------------------------------------------------------------------------------
One Year                                  8.39%          8.88%           8.79%
 ...................................................................................
Five Years                                6.26%          6.35%           6.51%
 ...................................................................................
Ten Years                                 8.12%          7.99%           8.44%
 ...................................................................................
Lifetime/4/                               8.12%          7.77%           8.40%

/1/ These fund results were calculated according to a formula that is required for all stock and bond funds.

/2/ The Lipper General U.S. Government Funds average represents funds that invest at least 65% of their assets in U.S. Government and agencies issues.

/3/ The Lipper GNMA Funds average represents funds that invest at least 65% of their assets in Government National Mortgage Association securities.

/4/ The fund began investment operations on October 17, 1985.


The following chart illustrates the portfolio composition of the fund as of the end of its fiscal year, August 31, 1998.


U.S. TREASURIES  52%
 ................................................
AGENCY MORTGAGE-BACKED SECURITIES  41%
 ................................................  [GRAPH APPEARS HERE]
CASH & EQUIVALENTS  6%
 ................................................
AGENCY DEBENTURES  1%
 ................................................


Because the fund is actively managed, its holdings will change from time to time.

                                 U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS  9


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IMPORTANT RECENT DEVELOPMENTS

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its share-holders. However, the fund understands that its key service providers -- in-cluding the investment adviser and its affiliates -- are taking steps to ad-dress the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

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MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Insti-tute's Advisory Group on Personal Investing. This policy has also been incor-porated into the fund's code of ethics.

10  U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS


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MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Coun-selors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Man-agement Company's investment committee). In addition, Capital Research and Man-agement Company's research professionals may make investment decisions with re-spect to a portion of a fund's portfolio. The primary individual portfolio counselors for the U.S. Government Securities Fund are listed below.

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                                                                            APPROXIMATE
                                                                      YEARS OF EXPERIENCE AS AN
                                                                       INVESTMENT PROFESSIONAL
                                                                    (INCLUDING THE LAST FIVE YEARS)
                                                                    ...............................

                                            YEARS OF EXPERIENCE AS  WITH CAPITAL
                                            PORTFOLIO COUNSELOR FOR RESEARCH AND
PORTFOLIO COUNSELORS                            U.S. GOVERNMENT      MANAGEMENT
FOR U.S. GOVERNMENT                             SECURITIES FUND      COMPANY OR
  SECURITIES FUND         PRIMARY TITLE(S)       (APPROXIMATE)       AFFILIATES       TOTAL YEARS
---------------------------------------------------------------------------------------------------
JOHN H.                  Executive Vice            12 years           15 years          16 years
SMET                     President
                         of the fund. Vice
                         President, Capital
                         Research and
                         Management Company
---------------------------------------------------------------------------------------------------
THOMAS H.                Vice President --         2 years            9 years           12 years
HOGH                     Investment
                         Management Group,
                         Capital Research
                         and Management
                         Company
---------------------------------------------------------------------------------------------------
JOHN W.                  Vice President --         8 years            10 years          10 years
RESSNER                  Investment
                         Management Group,
                         Capital Research
                         and Management
                         Company
---------------------------------------------------------------------------------------------------
     The fund began operations on October 17, 1985.
---------------------------------------------------------------------------------------------------

                                U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS  11


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SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Com-pany has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 A.M. TO 8 P.M. ET):
                                  800/421-0180

                           [map of the United States]

      WESTERN SERVICE    WESTERN CENTRAL    EAST CENTRAL         EASTERN SERVICE
      CENTER             SERVICE CENTER     SERVICE CENTER       CENTER
      American Funds     American Funds     American Funds       American Funds
      Service Company    Service Company    Service Company      Service Company
      P.O. Box 2205      P.O. Box 659522    P.O. Box 6007        P.O. Box 2280
      Brea, California   San Antonio,       Indianapolis,        Norfolk, Virginia
      92822-2205         Texas              Indiana              23501-2280
      Fax: 714/671-7080  78265-9522         46206-6007           Fax: 757/670-4773
                         Fax: 210/474-4050  Fax: 317/735-6620

A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to own-ing a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Serv-ice Company.

You may invest in the fund through various retirement plans. However, some re-tirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/ trustee or dealer.

12  U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS


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PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer autho-rized to sell the fund's shares. You may purchase additional shares using vari-ous options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group gen-erally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the ap-propriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regard-ing electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RE-SERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR PO-TENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS

--------------------------------------------------------------------
To establish an account                                       $1,000
 For a retirement plan account                                $  250
 For a retirement plan account through payroll deduction      $   25
To add to an account                                          $   50
 For a retirement plan account through payroll deduction      $   25

SHARE PRICE

The fund determines its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

                                U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS  13


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SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                  SALES CHARGE AS A PERCENTAGE OF
                                  ...............................
                                                         NET        DEALER CONCESSION
                                   OFFERING             AMOUNT           AS % OF
INVESTMENT                          PRICE              INVESTED      OFFERING PRICE
-------------------------------------------------------------------------------------
Less than $25,000                   4.75%               4.99%             4.00%
 .....................................................................................
$25,000 but less than $50,000       4.50%               4.71%             3.75%
 .....................................................................................
$50,000 but less than $100,000      4.00%               4.17%             3.25%
 .....................................................................................
$100,000 but less than $250,000     3.50%               3.63%             2.75%
 .....................................................................................
$250,000 but less than $500,000     2.50%               2.56%             2.00%
 .....................................................................................
$500,000 but less than $1 million   2.00%               2.04%             1.60%
 .....................................................................................
$1 million or more and certain
other investments described below  see below          see below         see below

PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY THESE ACCOUNTS MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information or "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of ex-penses are approved in advance by the fund's board of trustees. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier

14  U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS


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under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to or spon-sor informational meetings for dealers as described in the statement of addi-tional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

 .  Shares held for you in your dealer's name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 .  Requests must be signed by the registered shareholder(s).

 .  A signature guarantee is required if the redemption is:

      -- Over $50,000;

      -- Made payable to someone other than the registered shareholder(s); or

      -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . Additional documentation may be required for sales of shares held in cor-porate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(R):

 . Redemptions by telephone or fax (including American FundsLine and Ameri-can FundsLine OnLine) are limited to $50,000 per shareholder each day

 .  Checks must be made payable to the registered shareholder(s)

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

                                U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS  15


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TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE, OR AMERICAN FUNDSLINE
ONLINE

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your ac-count(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided Amer-ican Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.
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DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and distri-butes the accrued dividends to you each month. Capital gains, if any, are usu-ally distributed in December.

You may elect to reinvest dividends and/or capital gain distributions to pur-chase additional shares of this fund or any other fund in The American Funds Group ror you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends derived from taxable interest income, distributions of capital gains and dividends on gains from the disposition of certain market discount bonds will not be exempt from federal, state or local income tax.

Dividends and capital gains are generally taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

16  U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS


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You must provide the fund with a certified correct taxpayer identification num-ber (generally your Social Security Number) and certify that you are not sub-ject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% of the applicable tax treaty rate from divi-dends paid to certain non-resident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

                                U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS  17


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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past five years. Certain information reflects fi-nancial results for a single fund share. The total returns in the table repre-sent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This in-formation has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.

                                            YEAR ENDED AUGUST 31
                                            ....................
                                        1998    1997    1996    1995    1994
                        --------------------------------------------------------
Net Asset Value,
Beginning of Year                       13.03  $12.78  $13.24  $13.18   $14.73
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INCOME FROM INVESTMENT
OPERATIONS:

Net investment income                     .83     .88     .93    1.01     1.03
 ................................................................................
Net realized and unrealized
gain (loss) on investments                .40     .25    (.49)    .06    (1.56)
 ................................................................................
Total income (loss) from
investment operations                    1.23    1.13     .44    1.07     (.53)
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LESS DISTRIBUTIONS:

Dividends from net
investment income                        (.87)   (.88)   (.90)  (1.01)   (1.02)
 ................................................................................
Net Asset Value,
End of Year                            $13.39  $13.03  $12.78  $13.24   $13.18
 ................................................................................
Total Return/1/                         9.70%   9.08%   3.40%   8.60%  (3.72)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (in millions)  $1,210  $1,106  $1,216  $1,337   $1,373
 ................................................................................
Ratio of expenses to
average net assets                       .79%    .80%    .81%    .79%     .78%
 ................................................................................
Ratio of net income
to average net assets                   6.24%   6.74%   7.04%   7.79%    7.35%
 ................................................................................
Portfolio turnover rate                81.99%  28.16%  40.01%  46.77%   71.58%

/1/  Excludes maximum sales charge of 4.75%.

18  U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES

                                U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS  19


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES

20  U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES

                                U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS  21


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES

22  U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES

                                U.S. GOVERNMENT SECURITIES FUND / PROSPECTUS  23



  FOR SHAREHOLDER           FOR RETIREMENT PLAN                   FOR DEALER
  SERVICES                  SERVICES                              SERVICES

  American Funds            Call your employer or                 American Funds
  Service Company           plan administrator                    Distributors
  800/421-0180                                                    800/421-9900 ext. 11

                            FOR 24-HOUR INFORMATION

     American                     American Funds
     FundsLine(R)                 Internet Web site
     800/325-3590                 http://www.americanfunds.com

 Telephone conversations may be recorded or monitored for
 verification, recordkeeping and quality assurance purposes.
 ------------------------------------------------------------
 MULTIPLE TRANSLATIONS

 This prospectus may be translated into other languages. If
 there are any inconsistencies or ambiguities, the English
 text will prevail.
 ------------------------------------------------------------
 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

 Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

 Contains more detailed information on all aspects of the fund, including the fund's financial statements.

 A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

 CODE OF ETHICS

 Includes a description of the fund's personal investing policy.

 To request a free copy of any of the documents above:

   Call American Funds   or      Write to the Secretary of
   Service Company               the fund
   800/421-0180 ext. 1           333 South Hope Street
                                 Los Angeles, California
                                 90071

 Investment Company File No. 811-4318       [LOGO OF RECYCLED PATER] Printed on
                                            recycled paper

                        The American Funds Income Series
                         U.S. GOVERNMENT SECURITIES FUND

                                     Part B
                      Statement of Additional Information

                                November 1, 1998

 This document is not a prospectus but should be read in conjunction with the current Prospectus dated November 1, 1998 of The American Funds Income Series (the "Trust"). The Trust currently consists of one series, U.S. Government Securities Fund (the "fund"). The Prospectus may be obtained from your investment dealer or financial planner or by writing to the Trust at the following address:

                        U.S. Government Securities Fund
                             Attention:  Secretary
                             333 South Hope Street
                             Los Angeles, CA  90071
                                 (800) 421-0180

 Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               Table of Contents

Item                                                               Page No.



Certain Investment Limitations                                     2

Description of Securities and Investment Techniques                2

Investment Restrictions                                            7

Fund Organization                                                  8

Fund Officers and Trustees                                         9

Management                                                         12

Dividends, Distributions and Federal Taxes                         15

Purchase of Shares                                                 17

Selling Shares                                                     23

Shareholder Account Services and Privileges                        25

Execution of Portfolio Transactions                                27

General Information                                                27

Investment Results and Related Statistics                          29

Appendix                                                           33

Financial Statements                                               Attached


                         CERTAIN INVESTMENT LIMITATIONS

 The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

U.S. GOVERNMENT SECURITIES

- The fund will invest at least 65% of its assets in securities guaranteed by the U.S. Government, its agencies or instrumentalities.
- The fund may invest in U.S. Government securities not guaranteed by the full faith and credit of the U.S. Government, cash and cash equivalents, short-term debt, and other mortgage-related securities.
- The fund will only purchase CMOs or mortgage-backed bonds which are fully collateralized by securities issued by GNMA, FNMA or FHLMC and/or mortgages insured by GNMA.

OTHER DEBT SECURITIES
- The remainder of the fund's assets will be invested in securities rated AAA/Aaa or unrated but determined to be of equivalent quality.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

 The descriptions below are intended to supplement the material in the Prospectus under the "Risk/Return Summary" and "Investment Objective, Strategies and Risks."

INVESTMENT POLICIES -- Except when the fund is in a temporary defensive investment position, at least 65% of its total assets will be invested in securities that are guaranteed by the U.S. Government, including such securities held subject to repurchase agreements. Obligations not directly backed by the full faith and credit of the U.S. Government such as privately issued "zero-coupon bonds" representing interests in U.S. Treasury securities, certificates of deposit, and privately issued mortgage-related securities will not be considered securities guaranteed by the U.S. Government for purposes of this 65% limitation.

 Although the fund has no current intention of doing so during the next 12 months, the fund may also purchase obligations of non-U.S. corporations or governmental entities, provided they are dollar-denominated and liquid.

U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. Government include (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury.

 Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES -- Certificates issued by the Government National Mortgage Association (GNMA) are mortgage-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. The timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

 Principal is paid back monthly by the borrower over the term of the loan. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current market rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates typically appreciate or decline in market value during periods of declining or rising interest rates, respectively. Due to the regular repayment of principal and the prepayment feature, the effective maturities of mortgage pass-through securities are shorter than stated maturities, will vary based on market conditions and cannot be predicted in advance. The effective maturities of newly-issued GNMA certificates backed by relatively new loans at or near the prevailing interest rates are generally assumed to range between approximately 9 and 12 years.

FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS -- The Federal National Mortgage Association (FNMA), a privately-owned corporate instrumentality of the U.S. Government, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government.

 The Federal Home Loan Mortgage Corporation (FHLMC), a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government.

 FNMA and FHLMC securities are considered by the fund to be "U.S. Government securities" for the purpose of the fund's fundamental investment restriction stating that the fund may not purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

 As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

OTHER MORTGAGE-RELATED SECURITIES -- The fund may invest in mortgage-related securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage bankers and securities broker-dealers (or separate trusts or affiliates of such institutions established to issue these securities). These securities include mortgage pass-through certificates, collateralized mortgage obligations (including real estate mortgage investment conduits as authorized under the Internal Revenue Code of 1986) (CMOs) or mortgage-backed bonds. Each class of bonds in a CMO series may have a different effective maturity, bear a different coupon and have a different priority in receiving payments. All principal payments, both regular principal payments as well as any prepayment of principal, are passed through to the holders of the various CMO classes dependent on the characteristics of each class. In some cases, all payments are passed through first to the holders of the class with the shortest stated maturity until it is completely retired. Thereafter, principal payments are passed through to the next class of bonds in the series, until all the classes have been paid off. In other cases, payments are passed through to holders of whichever class first has the shortest effective maturity at the time payments are made. As a result, an acceleration in the rate of prepayments that may be associated with declining interest rates shortens the expected life of each class. The impact of an acceleration in prepayments affects the expected life of each class differently depending on the unique characteristics of that class. In the case of some CMO series, each class may receive a differing proportion of the monthly interest and principal repayments on the underlying collateral. In these series the classes would be more affected by an acceleration (or slowing) in the rate of prepayments than CMOs which share principal and interest proportionally.

 Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds can provide that they are callable by the issuer prior to maturity).

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities or other related entities. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of falling inflation, principal value will be adjusted downward, reducing the interest payable.

 Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it, assumes the risk of any decline in the value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

 As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

 The fund also may enter into "roll" transactions, which are the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940.

REVERSE REPURCHASE AGREEMENTS -- The fund may enter into reverse repurchase agreements. This type of agreement involves the sale of a security by the fund and its commitment to repurchase the security at a specified time and price. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. The fund will maintain in a segregated account with its custodian liquid assets such as cash, U.S. Government securities or other appropriate high-grade debt obligations in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940 (the "1940 Act"), reverse repurchase agreements may be considered borrowings by the fund; accordingly, the fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by the fund creates leverage which increases the fund's investment risk. As the fund's aggregate commitments under these reverse repurchase agreements increases, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the fund's earnings or net asset value will increase faster than otherwise would be the case; conversely if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. All such securities whose principal trading market is in the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

CASH AND CASH EQUIVALENTS -- The fund may maintain assets in cash or cash equivalents. Cash equivalents include: (1) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies); (2) commercial bank obligations such as certificates of deposit (interest-bearing time deposits); bankers' acceptances, (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity); (3) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations); and (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less;

PORTFOLIO TRADING -- The fund intends to engage in portfolio trading when Capital Research and Management Company (the "Investment Adviser) believes that the sale of a security owned by the fund and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities, or in connection with a "roll" transaction as described in the Prospectus under " Securities and Investment Techniques."

LOANS OF PORTFOLIO SECURITIES -- Although the fund has no current intention of doing so during the next 12 months, the fund is authorized to lend portfolio securities to selected securities dealers or to other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral.
The fund will limit its loans of portfolio securities to an aggregate of one-third of the value of its total assets, measured at the time any such loan is made.

MATURITY -- The maturity composition of the fund's portfolio will be adjusted in response to market conditions and expectations. As described above, the fund may invest in various mortgage pass-through securities and normally will invest substantially in GNMA certificates (see "Government National Mortgage Association Certificates" above). The fund may also invest in securities with interest rates that are not fixed but fluctuate based upon changes in market rates or designated indexes. Variable rate obligations have interest rates that are adjusted at designated intervals, and interest rates on floating rate obligations are adjusted whenever there are exchanges in the indexes or market rates on which their interest rates are based. In some cases the fund has the ability to demand payment from the dealer or issuer at par plus accrued interest on short notice (seven days or less). The effective maturity of a floating or variable rate obligation is deemed to be the longer of (i) the notice period required before the fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not sold or redeemed by the fund through the demand feature, these obligations would mature on a specified date which may range up to 30 years or more from the date of issuance.

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover to exceed 100% annually. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the Prospectus for the fund's portfolio turnover for each of the last five years.

                            INVESTMENT RESTRICTIONS

 The fund has adopted certain investment restrictions which may not be changed without a majority vote of the fund's outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or
(ii) more than 50% of the outstanding voting securities. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition [or encumbrance of securities or assets of, or borrowings] by the fund. These restrictions provide that the fund may not:

 1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer;

 2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities;

 3. Invest in companies for the purpose of exercising control or management;

 4. Knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

 6. Acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the fund would exceed 10% of the value of the fund's total assets;

 7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

 8. Make loans, except that the fund may purchase readily marketable debt securities and invest in repurchase agreements and make loans of portfolio securities. The fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets;

 9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

 11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;

 12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;

 13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 14. Invest in interests in oil, gas, or other mineral exploration or development programs;

 15. Invest more than 5% of its total assets in warrants which are unattached to securities;

 16. Write, purchase or sell puts, calls or combinations thereof.

 Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission. For purposes of Investment Restriction #6, the fund will not invest more than 15% of its net assets in illiquid securities.

                               FUND ORGANIZATION

 The fund is an open-end, diversified management investment company. It was organized as a Massachusetts business trust on May 8, 1985.

 All fund operations are supervised by the fund's board of trustees. The board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


FUND OFFICERS AND TRUSTEES
Trustees and Trustee Compensation

NAME,                       POSITION         PRINCIPAL              AGGREGATE               TOTAL                  TOTAL NUMBER
ADDRESS                     WITH             OCCUPATION(S)          COMPENSATION            COMPENSATION           OF FUND
AND AGE                     REGISTRANT       DURING PAST            (INCLUDING              (INCLUDING             BOARDS ON
                                             5 YEARS                VOLUNTARILY             VOLUNTARILY            WHICH
                                                                    DEFERRED                DEFERRED               TRUSTEE
                                                                    COMPENSATION /1/)       COMPENSATION           SERVES /2/
                                                                    FROM THE FUND           /1/) FROM ALL
                                                                    DURING FISCAL           FUNDS MANAGED BY
                                                                    YEAR ENDED AUGUST       CAPITAL
                                                                    31, 1998                RESEARCH AND
                                                                                            MANAGEMENT
                                                                                            COMPANY OR ITS
                                                                                            AFFILIATES /2/
                                                                                            FOR THE YEAR
                                                                                            ENDED AUGUST 31,
                                                                                            1998

H. Frederick                                 Private                $4,211/3/               $171,100
ChristieAge: 65             Trustee          Investor.                                                             19
P.O. Box 144                                 Former President
Palos Verdes                                 and Chief
Estates, CA 90274                            Executive
                                             Officer, The
                                             Mission Group
                                             (non-utility
                                             holding company,
                                             subsidiary of
                                             Southern
                                             California
                                             Edison Company)

+ Don R. Conlan             Trustee          President              none/4/                 none/4/                12
Age: 62                                      (retired), The
1630 Milan Avenue                            Capital Group
South Pasadena, CA                           Companies, Inc.
91030

Diane C. Creel              Trustee          CEO and                $3,900/3/               $44,650
Age: 49                                      President,                                                            12
100 W. Broadway                              The Earth
Suite 5000                                   Technology
Long Beach, CA 90802                         Corporation
                                             (international
                                             consulting
                                             engineering)

Martin Fenton, Jr.          Trustee          Chairman, Senior       $4,625/3/               $121,084
Age: 63                                      Resource Group                                                        15
4660 La Jolla                                (management of
Village Drive                                senior living
Suite 725                                    centers)
San Diego, CA  92122

Leonard R. Fuller           Trustee          President,              $4,267/3/              $51,850
Age: 52                                      Fuller                                                                12
4337 Marina City                             Consulting
Drive                                        (financial
Suite 841 ETN                                management
Marina del Rey, CA                           consulting firm)
90292

+* Abner D.                                  Senior Vice             none/4/                 none/4/
Goldstine                   President,       President and                                                         12
Age: 68                     PEO and          Trustee, Capital
                            Trustee          Research and
                                             Management
                                             Company

+** Paul G. Haaga,                           Executive Vice          none/4/                 none/4/
Jr.                         Chairman         President and                                                         14
Age: 49                     of               Trustee, Capital
                            the Board        Research and
                                             Management
                                             Company

Herbert Hoover III          Trustee          Private Investor       $4,043                  $65,084
Age: 70                                                                                                            13
1520 Circle Drive
San Marino, CA 91108

Richard G. Newman           Trustee          Chairman,              $4,654/3/               $102,650
Age: 63                                      President and                                                         13
3250 Wilshire                                CEO,
Boulevard                                    AECOM Technology
Los Angeles, CA                              Corporation
90010-1599                                   (architectural
                                             engineering)


+ Trustees who are considered "interested persons of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071

/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and
(iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

/3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Trustees is as
follows:   H. Frederick Christie ($8,475), Diane C. Creel ($1,104), Martin
Fenton, Jr. ($10,861), Leonard R. Fuller ($5,591) and Richard G. Newman ($24,683). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

/4/ Don R. Conlan, Abner D. Goldstine and Paul G. Haaga, Jr. are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                            OFFICERS
(with their principal occupations during the past five years)#

NAME AND ADDRESS             AGE      POSITION(S)       PRINCIPAL
                                      HELD WITH         OCCUPATION(S) DURING
                                      THE FUND          PAST 5 YEARS

John Smet                    42       Executive         Vice President,
11100 Santa Monica                    Vice              Capital Research and
Blvd.                                 President         Management Company
Los Angeles, CA 90025

Michael J. Downer            43       Vice              Senior Vice
333 South Hope Street                 President         President - Fund
Los Angeles, CA 90071                                   Business Management
                                                        Group, Capital
                                                        Research and
                                                        Management Company

Julie F. Williams            50       Secretary         Vice President -
333 South Hope Street                                   Fund Business
Los Angeles, CA 90071                                   Management Group,
                                                        Capital Research and
                                                        Management Company

Anthony W. Hynes, Jr.        35       Treasurer         Vice President -
135 South State                                         Fund Business
College Blvd.                                           Management Group,
Brea, CA 92821                                          Capital Research and
                                                        Management Company

Kimberly S. Verdick          33       Assistant         Assistant Vice
333 South Hope Street                 Secretary         President - Fund
Los Angeles, CA 90071                                   Business Management
                                                        Group, Capital
                                                        Research and
                                                        Management Company

Todd L. Miller               39       Assistant         Assistant Vice
135 South State                       Treasurer         President - Fund
College Blvd.                                           Business Management
Brea, CA 92821                                          Group, Capital
                                                        Research and
                                                        Management Company


# Positions within the organizations listed may have changed during this period

 No compensation is paid by the fund to any officer or Trustee who is a trustee or officer of the Investment Adviser. The fund pays annual fees of $2,500 to Trustees who are not affiliated with the Investment Adviser, plus $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.
As of October 1, 1998, the officers and Trustees and their families as a group, owned beneficially or of record fewer than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement"), between the Trust and the Investment Adviser will continue until May 31, 1999, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the Trust for its acts or omissions in the performance of its obligations to the Trust not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate the Agreement without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

 The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, provides suitable office space and utilities, necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of issuance and redemption of shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees, and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; and costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

 The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income means gross income, computed without taking account of gains or losses from sales of capital assets, but including original issue discount as defined for federal income tax purposes. The Internal Revenue Code in general defines original issue discount to mean the difference between the issue price and the stated redemption price at maturity of certain debt obligations. The holder of such indebtedness is in general required to treat as ordinary income the proportionate part of the original issue discount attributable to the period during which the holder held the indebtedness. The management fee is based upon the annual rates of 0.30% of the first $60 million of the fund's average net assets, plus 0.21% on average net assets in excess of $60 million but not exceeding $1 billion, plus 0.18% on average net assets in excess of $1 billion but not exceeding $3 billion, plus 0.16% on average net assets in excess of $3 billion, plus 3% of the first $40 million of annual gross income, plus 2.25% of annual gross investment income in excess of $40 million but not exceeding $100 million, plus 2% of annual gross investment income in excess of $100 million. Assuming net assets of $1.1 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.37%, 0.40%, 0.42%, 0.44%, and 0.46%, respectively.

 During the fiscal years ended August 31, 1998, 1997, and 1996, the Investment Adviser's total fees amounted to $4,450,000, $4,700,000, and $5,299,000, respectively.

 The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies, blue sky expenses, expenses of shareholders meetings, expenses of reports to existing shareholders, expenses of printing proxies and prospectuses, insurance premiums, legal and auditing fees, dividend disbursement expenses, expenses of the issuance, transfer and redemption of its shares, expenses pursuant to the fund's Plan of Distribution, custodian fees, expenses of printing and preparation of registration statements, taxes and compensation and expenses of Trustees who are not affiliated with the Investment Adviser.

PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act . The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended August 31, 1998 amounted to $469,000 after allowance of $1,913,000 to dealers. During the fiscal years ended August 31, 1997 and 1996 the Principal Underwriter retained $382,000 and $610,276, respectively.

 As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Trustees who are interested persons of the Trust due to present affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not interested persons during the existence of the Plan. Plan expenditures are reviewed quarterly and must be renewed annually by the Board of Trustees.

 Under the Plan the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan, by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k) plan with 100 or more eligible employees, or a community foundation).

 Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the fund's fiscal year ended August 31, 1998, the fund paid $3,224,000 under the Plan as compensation to dealers. As of August 31, 1998 accrued and unpaid distribution expenses were $620,000.

 The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer with adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

 The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses), it will be taxed only on the portion of the investment company taxable income that it retains.

 To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities which must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

 The fund also intends to distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would be, in effect, a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. In particular, investors should consider the tax implications of purchasing shares just prior to a dividend or distribution record date. Those investors purchasing shares just prior to such a date will then receive a partial return of capital upon the dividend or distribution, which will nevertheless be taxable to them as an ordinary or capital gains dividend.

 Dividends and distributions generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

 If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

 As of the date of this statement of additional information, the maximum individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate generally applicable to net capital gains on assets held more than one year is 20%, and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 in a taxable year will be required to pay an additional amount of up to $11,750, and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, e.g., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

 The foregoing is limited to a summary discussion of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and distributions may also be subject to state or local taxes. Investors should consult their own tax advisers for additional details as to their particular tax status.

                               PURCHASE OF SHARES

METHOD             INITIAL INVESTMENT                       ADDITIONAL INVESTMENTS

                   See "Investment Minimums and Fund        $50 minimum (except where a lower
                   Numbers" for initial                     minimum is noted under "Investment
                   investment minimums.                     Minimums and Fund Numbers").

By contacting      Visit any investment dealer who          Mail directly to your investment
your               is registered in the state where         dealer's address printed on your
investment         the purchase is made and who has         account statement.
dealer             a sales agreement with American
                   Funds Distributors.

By mail            Make your check payable to the           Fill out the account additions form at
                   fund and mail to the address             the bottom of a recent account
                   indicated on the account                 statement, make your check payable to
                   application.  Please indicate an         the fund, write your account number on
                   investment dealer on the account         your check, and mail the check and
                   application.                             form in the envelope provided with
                                                            your account statement.

By telephone       Please contact your investment           Complete the "Investments by Phone"
                   dealer to open account, then             section on the account application or
                   follow the procedures for                American FundsLink Authorization Form.
                   additional investments.                  Once you establish the privilege, you,
                                                            your financial advisor or any person
                                                            with your account information can call
                                                            American FundsLine(R) and make
                                                            investments by telephone (subject to
                                                            conditions noted in "Telephone and
                                                            Computer Purchases, Redemptions and
                                                            Exchanges" below).

By computer        Please contact your investment           Complete the American FundsLink
                   dealer to open account, then             Authorization Form.  Once you establish
                   follow the procedures for                the privilege, you, your financial
                   additional investments.                  advisor or any person with your account
                                                            information may access American
                                                            FundsLine(R) on the Internet and make
                                                            investments by computer (subject to
                                                            conditions noted in "Telephone and
                                                            Computer Purchases, Redemptions and
                                                            Exchanges" below).

By wire            Call 800/421-0180 to obtain your         Your bank should wire your additional
                   account number(s), if necessary.         investments in the same manner as
                   Please indicate an                       described under "Initial Investment."
                   investment dealer on the account.
                   Instruct your bank to wire funds
                   to:
                   Wells Fargo Bank
                   155 Fifth Street
                   Sixth Floor
                   San Francisco, CA 94106
                   (ABA #121000248)
                   For credit to the account of:
                   American Funds Service Company
                   a/c #4600-076178
                   (fund name)
                   (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE
ORDER.


INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(R)                                $1,000                  02

American Balanced Fund(R)                    500                     11

American Mutual Fund(R)                      250                     03

Capital Income Builder(R)                    1,000                   12

Capital World Growth and Income Fund(SM)     1,000                   33

EuroPacific Growth Fund(R)                   250                     16

Fundamental Investors(SM)                    250                     10

The Growth Fund of America(R)                1,000                   05

The Income Fund of America(R)                1,000                   06

The Investment Company of America(R)         250                     04

The New Economy Fund(R)                      1,000                   14

New Perspective Fund(R)                      250                     07

SMALLCAP World Fund(R)                       1,000                   35

Washington Mutual Investors Fund(SM)         250                     01

BOND FUNDS

American High-Income Municipal Bond Fund(R)   1,000                   40

American High-Income Trust(SM)               1,000                   21

The Bond Fund of America(SM)                 1,000                   08

Capital World Bond Fund(R)                   1,000                   31

Intermediate Bond Fund of America(R)         1,000                   23

Limited Term Tax-Exempt Bond Fund of         1,000                   43
America(SM)

The Tax-Exempt Bond Fund of America(R)       1,000                   19

The Tax-Exempt Fund of California(R)*        1,000                   20

The Tax-Exempt Fund of Maryland(R)*          1,000                   24

The Tax-Exempt Fund of Virginia(R)*          1,000                   25

U.S. Government Securities Fund(SM)          1,000                   22

MONEY MARKET FUNDS

The Cash Management Trust of America(R)      2,500                   09

The Tax-Exempt Money Fund of America(SM)     2,500                   39

The U.S. Treasury Money Fund of America(SM)   2,500                   49

___________
*Available only in certain states.



 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).
SALES CHARGES -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below.
The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND
FUNDS

Less than $50,000
                                 6.10%            5.75%            5.00%

$50,000 but less than
$100,000                         4.71             4.50             3.75

BOND FUNDS

Less than $25,000
                                 4.99             4.75             4.00

$25,000 but less than
$50,000                          4.71             4.50             3.75

$50,000 but less than
$100,000                         4.17             4.00             3.25

STOCK, STOCK/BOND, AND
BOND FUNDS

$100,000 but less than
$250,000                         3.63             3.50             2.75

$250,000 but less than
$500,000                         2.56             2.50             2.00

$500,000 but less than
$1,000,000                       2.04             2.00             1.60

$1,000,000 or more                                                 (see below)
                                 none             none


PURCHASES NOT SUBJECT TO SALES CHARGES -- Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchase. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

 (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

 (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

 (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

 (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more;

 (5) insurance company separate accounts;

 (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

 (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS -- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

REDUCING YOUR SALES CHARGE -- You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and public offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement") terms: The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will pay to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

 When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the statement of intention, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES -- You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

RIGHT OF ACCUMULATION -- You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

PRICE OF SHARES -- Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or American Funds Service Company. This offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close
of business.   In case of orders sent directly to the fund or American Funds
Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate the prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated closing price.

 The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the normal close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 All portfolio securities of funds managed by Capital Research and Management Company are valued, and the net asset value per share of the fund is determined, as follows:

 1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

  Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

  Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

  Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

 2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

 3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

 Any purchase order may be rejected by the Principal Underwriter or by the Trust. The Trust will not knowingly sell shares of the fund (other than for the reinvestment of dividends or capital gain distributions) directly, indirectly or through a unit investment trust to any person or entity, where, after the sale, such person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.

                                 SELLING SHARES

 Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:

  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address that has not been used with the account for at least 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that are eligible guarantor institutions.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

- You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM)

- Redemptions by telephone or fax (including American FundsLine(R) and American FundsLine OnLine(SM)) are limited to $50,000 per shareholder each day.

- Checks must be made payable to the registered shareholder(s).

- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

- You may establish check writing privileges (use the money market funds application).

  -- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

 Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

 The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

 You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables you to make regular monthly or quarterly investments in shares through automatic charges to your bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and you will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If your bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of your account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund will have the right, if you fail to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to you. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

 You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) or American FundsLine Online(SM)(see "American FundsLine(R)" and American FundsLine Online(SM) below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the Prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments , will be reflected on regular confirmation statements from American Funds Service Company. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM) -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) and American FundsLine OnLine(SM). To use this service, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(R) and American FundsLine OnLine(SM) are subject to the conditions noted above and in "Redeeming Shares--Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine(R)) and American FundsLine OnLine(SM), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

REDEMPTION OF SHARES -- The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem your shares if, through redemptions or otherwise, they have a value of less than the minimum initial investment amount required of new shareholders (determined, for this purpose only, as the greater of the shareholder's cost or the current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gain distributions). We will give you prior notice of at least 60 days before the involuntary redemption provision is made effective with respect to your account. You will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

 The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through its correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

 Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

 Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal years ended August 31, 1998 and 1997 amounted to $8,000 and $73,000, respectively. No brokerage commissions were paid for the fiscal year ended August 31, 1996.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $807,000 for the fiscal year ended August 31, 1998.

INDEPENDENT AUDITORS -- Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, has served as the fund's independent auditors since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of the independent auditors given on the authority of said firm as experts in accounting and auditing.

REPORTS TO SHAREHOLDERS -- The Trust's fiscal year ends on August 31. It provides shareholders at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited annually by the Trust's independent auditors, Deloitte & Touche LLP, whose selection is determined by the Trustees. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a report shareholders should contact the Transfer Agent.

YEAR 2000 - The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the "Year 2000 problem". However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

PERSONAL INVESTING POLICY -- The Investment Adviser and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a trustee of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy by contacting the Secretary of the fund.

 The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

               OFFERING PRICE PER SHARE -- AUGUST 31, 1998



      Net asset value and redemption price per share

         (Net assets divided by shares outstanding)          $13.39



      Offering price per share (100/95.25 of per share

        net asset value, which takes into account the

        fund's current maximum sales charge)                 $14.06


SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Trust was organized, and California, where the Trust's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

 Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

SHAREHOLDER VOTING RIGHTS -- All shares of the fund have equal voting rights and may be voted in the elections of Trustees and on other matters submitted to the vote of shareholders. As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares. At such a meeting, a Trustee may be removed after the holders of record of not less than a majority of the outstanding shares of the fund have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Trust's Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the fund except that amendments may be made upon the sole approval of the Trustees to conform the Declaration of Trust to the requirements of applicable Federal laws or regulations or the requirements of the regulated investment company provisions of the Code, however, the Trustees will not be liable for failing to do so. If not terminated by the vote or written consent of a majority of the outstanding shares, the Trust will continue indefinitely.

 The Trust currently issues shares in one series (the fund), but the Board of Trustees may establish additional series of shares in the future. When more than one series of shares is outstanding, shares of all series will vote together for a single set of Trustees, and on other matters affecting the entire Trust, with each share entitled to a single vote. On matters affecting only one series, only the shareholders of that series shall be entitled to vote. On matters relating to more than one series but affecting the series differently, separate votes by series are required.

                   INVESTMENT RESULTS AND RELATED STATISTICS

 The fund's yield is 5.13% based on the 30-day (or one month) period ended August 31, 1998, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


 YIELD = 2[( a-b/cd + 1)/6/ -1]
Where: a = dividends and interest earned during the period.

       b = expenses accrued for the period (net of reimbursements).

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d = the maximum offering price per share on the last day of the period.

 The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by annualizing the current month's dividend and dividing by average net asset value or maximum offering price for the month. The distribution rate may differ from the yield.

 In addition, investments in premium bonds may affect the fund's distribution rate. A premium bond is bond which is purchased for more than its face value. Because of this, the bond usually pays a higher than market rate interest, but the value of the bond (which affects the net asset value of the fund) will be lower than its purchase price as it nears maturity. The SEC yield takes into account the long-term effects of premium bonds (I.E., for a premium bond, the income must be regularly reduced (amortized) by an amount that provides for the future decrease in value of the bond) whereas the distribution rate may not. Therefore, the distribution rates of bond funds that invest in premium bonds (and do not amortize) usually are higher than their SEC yields.

 Income from "roll" transactions (the sale of GNMA certificates or other securities together with a commitment, for which the Fund receives a fee, to purchase similar securities at a future date) is recorded for accounting purposes as interest income ratable over the term of each roll and is included in net investment income for purposes of determining the fund's yield.

 As of August 31, 1998, the fund's total return over the past 12 months and annual total return for the five-year and ten-year periods was 4.49%, 4.27% and 7.64%. The average annual total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV. The fund's average annual total returnover the past 12 months and annual total return at net asset value for the five- and ten-year periods ended on August 31, 1998 were 9.70%, 5.28%, and 8.17%, respectively.

 In calculating average annual total return, the fund assumes: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund will calculate total return for five and ten-year periods after such periods have elapsed. In addition, the fund may provide lifetime average total return figures.

EXPERIENCE OF INVESTMENT ADVISER --Capital Research and Management Company manages nine growth and growth-income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1968 (133 in all), those funds have had better total returns than the Standard & Poor's 500 Composite Stock Index in 124 of the 133 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

 The fund may include, in advertisements or in reports furnished to present or prospective shareholders, information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard & Poor's 500 Stock Composite Index) or results of other mutual funds or investment or savings vehicles. . The fund may also combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

 The fund may also refer to results and surveys compiled by organizations such as CDA Investment Technologies, Ibbotson Associates, Lipper Analytical Services ("Lipper"), Morningstar, Inc., Wiesenberger Investment Companies Services and the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

THE BENEFITS OF SYSTEMATIC INVESTING

 Here's how much you would have if you invested $2,000 a year in the Fund:



 2 Years                       4 Years                  Lifetime

 (9/1/96 - 8/31/98)            (9/1/94 - 8/31/98)       (10/17/85 - 8/31/98)

$4,369                         $9,285                   $43,381




           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

If you had invested                                ... and taken all
$10,000 in the Fund                               distributions in shares,
this many years ago...                            your investment would
|                                                 have been worth this
                                                  much at August 31, 1998
                                                  |

                              Periods

Number of Years              9/1-8/31, 1998           Value**

 1                          1997 - 1998           $10,449

 2                          1996 - 1998           11,395

 3                          1995 - 1998           11,785

 4                          1994  - 1998          12,796
 5                          1993  - 1998          12,326

 6                          1992  - 1998          13,858

 7                          1991  - 1998          15,658

 8                          1990  - 1998          17,596

 9                          1989  - 1998          19,025

 10                         1988  - 1998          20,884

 11                         1987  - 1998          22,639

 12                         1986  - 1998          23,015

 Lifetime                   1985* - 1998          26,041




Illustration of a $10,000 investment in the Fund with dividends reinvested
(For the lifetime of the Fund October 17, 1985 - August 31, 1998)

            COST OF SHARES                           VALUE OF SHARES**


Fiscal                                   Total       From        From            From

Year End      Annual       Dividends     Investment  Initial     Capital Gains   Dividends     Total

August 31     Dividends    (cumulative)  Cost        Investment  Reinvested      Reinvested    Value



1986*         $  825       $  825       $10,825       $9,920     $26          $  833       $10,779

1987          1,035        1,860        11,860          9,167    38           1,748        10,953

1988          1,099        2,959        12,959          9,027    37           2,809        11,873

1989          1,211        4,170        14,170          8,987    37           4,016        13,040

1990          1,289        5,459        15,459          8,833    37           5,227        14,097

1991          1,383        6,842        16,842          9,047    37           6,753        15,837

1992          1,382        8,224        18,224          9,420    39           8,445        17,904

1993          1,417        9,641        19,641          9,820    41           10,269       20,130

1994          1,440        11,081       21,081          8,787    36           10,557       19,380
1995          1,547        12,628       22,628          8,827    37           12,184       21,048

1996          1,493        14,121       24,121          8,520    35           13,208       21,763

1997          1,545        15,666       25,666          8,687    36           15,016       23,739

1998          1,624        17,290       27,290        8,927      37           17,077       26,041


The dollar amount of capital gain distributions during the period was $41.
*  From inception on October 17, 1985.
** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.: "Prime-1" is the highest commercial paper rating and issuers rated in this category have the following characteristics:

 "Issuers rated 'Prime-1' have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by

   -- leading market positions in well-established industries

   -- high rates of return on funds employed

   -- conservative capitalization structures with moderate reliance on debt and ample asset protections

   -- broad margins in earnings coverage of fixed financial charges and high internal cash generation

   -- well-established access to a range of financial markets and assured sources of alternate liquidity."

STANDARD & POOR'S CORPORATION'S: "A-1" is the highest commercial paper rating, and issuers rated in this category have the following characteristics:

 "A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation."

The American Funds Income Series
U.S. Government Securities Fund

Investment Portfolio
August 31, 1998
U.S. Treasuries                                                 52%
Agency Mortgage-Backed Securities                               41%
Agency Debentures                                                1%
Cash & Equivalents                                               6%

                                                           Principa   Market  Percent
                                                            Amount     Value    of Net
                                                             (000)     (000)    Assets

Federal Agency Obligations -
Mortgage Pass-Throughs (1) - 36.26%
Fannie Mae
 6.00% 2013-2028                                           $40,017   $39,696
 6.50% 2024-2028                                            34,721    34,777
 6.74% 2007                                                  5,000     5,275
 6.85% 2026                                                 10,707    11,062
 7.00% 2009-2028                                            38,858    39,640
 8.00% 2005-2023                                             7,399     7,861
 8.282% 2002 (2)                                             4,334     4,515
 8.50% 2007-2027                                             7,898     8,262
 9.00% 2009-2023                                             1,761     1,874
 9.50% 2011-2022                                             1,589     1,707
 10.00% 2017-2021                                              892       977
 11.00% 2010-2015                                            1,418     1,596
 12.00% 2000-2019                                            4,064     4,700
 12.25% 2013-2014                                              190       220     14.02%
 12.50% 2001-2028                                            2,733     3,243
 12.75% 2012                                                     2         2
 13.25% 2011-2014                                              614       732
 13.50% 2015                                                 1,870     2,249
 14.00% 2013-2014                                              912     1,120
 15.00% 2013                                                    11        13
 15.50% 2012                                                    19        23
 16.00% 2012                                                    10        12
Freddie Mac
 6.00% 2013                                                 15,580    15,564
 6.50% 2013                                                  6,282     6,363
 7.00% 2008                                                    902       924
 8.25% 2007                                                    511       530
 8.50% 2009-2021                                            11,041    11,561
 8.75% 2008                                                    468       491
 9.00% 2010-2021                                             3,695     3,901
 10.50% 2006-2016                                              494       546
 10.75% 2010                                                   190       209
 11.00% 2015-2016                                              594       666
 11.50% 2015                                                   231       259
 11.75% 2014                                                   275       313
 12.00% 2000-2017                                            6,227     7,176
 12.25% 2015                                                   354       408
 12.50% 2015-2019                                            4,884     5,672      4.63
 13.00% 2014                                                   629       742
 13.50% 2018                                                   206       243
 13.75% 2014                                                    29        35
 14.00% 2011-2014                                               96       115
 14.50% 2010-2011                                               23        28
 14.75% 2010                                                    42        50
 15.00% 2011                                                    43        52
 15.50% 2011                                                    26        32
 16.00% 2012                                                    21        26
 16.25% 2011                                                    76        92
Government National Mortgage Assn.:
 5.50% 2013                                                  2,662     2,620
 6.00% 2013-2028                                            41,461    41,335
 6.50% 2023-2028                                            16,919    17,030
 6.875% 2017-2024 (2)                                       19,830    20,141
 7.00% 2008-2026 (2)                                        36,852    37,569
 7.50% 2009-2028                                            17,776    18,321
 8.00% 2022-2026                                             9,982    10,399
 8.50% 2020-2023                                             4,630     4,916
 9.00% 2011-2022                                            11,361    12,170
 9.50% 2009-2021                                             6,443     6,978
 9.75% 2011-2012                                             1,562     1,679
 10.00% 2016-2019                                           20,516    22,605
 10.25% 2012                                                   110       120
 10.50% 2015-2019                                            1,691     1,886
 11.00% 2009-2020                                            3,198     3,622     17.61
 11.25% 2001-2016                                            2,071     2,302
 11.50% 2000-2014                                              922     1,049
 11.75% 2000-2015                                              147       154
 12.00% 1999-2019                                            2,230     2,551
 12.25% 2013-2015                                              231       263
 12.50% 2010-2015                                            1,605     1,872
 12.75% 2014-2015                                              283       323
 13.00% 2011-2015                                            1,450     1,708
 13.25% 2013-2015                                              210       240
 13.50% 2013                                                   279       333
 14.00% 2014                                                    98       117
 14.50% 2012-2014                                              270       327
 15.00% 2011-2013                                              333       404
 16.00% 2011-2012                                               35        43
                                                                   ----------------------
                                                                     438,631     36.26
                                                                   ----------------------

Federal Agency Obligations - Other - 1.08%

FNSM Callable Principal STRIPS
 0%/8.25% 2022 (3)                                           2,000     1,983       .16
Freddie Mac Note 5.75% 2008                                 11,000    11,124       .92
                                                                   ----------------------
                                                                      13,107      1.08
                                                                   ----------------------

Collateralized Mortgage Obligations (1) - 3.28%
Fannie Mae:
 Trust 91-50, Class H, 7.75% 2006                            2,440     2,553
 Trust 91-146, Class Z, 8.00% 2006                           5,435     5,705
 Trust 97-41, Class B, 7.25% 2014                            5,000     5,011      1.32
 Trust 35, Class 2, 12.00% 2018                                388       429
 Trust 90-93, Class G, 5.50% 2020                            2,263     2,258
Freddie Mac:
 Series 1716, Class A, 6.50% 2009                           10,586    10,517
 Series 83-A, Class 3, 11.875% 2013                            145       171
 Series 83-B, Class 3, 12.50% 2013                           1,256     1,422
 Series 178, Class Z, 9.25% 2021                             2,253     2,426      1.96
 Series 1567, Class A, 6.088% 2023 (2)                       1,445     1,395
 Series 1948, Class PJ, 6.65% 2027                           6,000     6,122
 Series 2030, Class F, 6.141% 2028                           1,694     1,703
                                                                   ----------------------
                                                                      39,712      3.28
                                                                   ----------------------

Collateralized Mortgage Obligations
(Privately Originated)(1),(4) - 1.75%

Collateralized Mortgage Obligation Trust,
 Series 63, Class Z, 9.00% 2020                              4,187     4,443       .37
PaineWebber CMO Pac, Series O, Class 5, 9.50% 2019           3,889     4,258       .35
Ryland Acceptance Corp., Series 88, Class E,
 7.95% 2019                                                  9,754    10,205       .84
Structured Asset Securities Corp.,
 Series 1998-RF1, 8.709% 2027(2),(5)                         2,129     2,336       .19
                                                                   ----------------------
                                                                      21,242      1.75
                                                                   ----------------------

Development Authorities - 0.25%

International Bank for Reconstruction and
 Development 12.25% December 2008                            2,000     2,990       .25
                                                                   ----------------------

U. S. Treasury Obligations - 51.83%


6.375% May 1999                                             18,000    18,146      1.50
9.125% May 1999                                             15,500    15,919      1.32
5.875% June 2000                                            10,500    10,667       .88
13.125% May 2001                                            19,000    22,856      1.89
13.375% August 2001                                         10,000    12,264      1.01
6.25% October 2001                                           1,000     1,035       .08
15.75% November 2001                                         5,500     7,229       .60
6.125% December 2001                                         1,000     1,033       .08
14.25% February 2002                                        15,000    19,334      1.60
5.875% September 2002                                       16,000    16,485      1.36
11.625% November 2002                                       38,000    47,393      3.92
10.75% May 2003                                             10,250    12,672      1.05
11.875% November 2003                                       12,000    15,705      1.30
7.25% May 2004                                              91,750   101,670      8.40
7.875% November 2004                                         1,825     2,095       .17
11.625% November 2004                                        4,500     6,050       .50
7.50% February 2005                                         11,500    13,024      1.08
6.50% May 2005                                               6,000     6,492       .53
3.375% January 2007 (2),(6)                                  6,944     6,727       .56
7.25% July 2007                                              7,750     8,340       .69
6.125% August 2007                                           6,750     7,228       .60
10.375% November 2009                                       21,000    26,690      2.21
10.00% May 2010                                              4,000     5,071       .42
12.75% November 2010                                        10,000    14,477      1.20
13.875% May 2011                                             8,000    12,349      1.02
10.375% November 2012                                       35,000    47,868      3.96
12.00% August 2013                                          11,000    16,662      1.38
9.875% November 2015                                           900     1,348       .11
8.875% August 2017                                          86,750   121,708     10.06
7.875% February 2021                                         8,500    11,127       .92
7.125% February 2023                                        10,500    12,849      1.06
3.625% April 2028 (2),(6)                                    4,535     4,441       .37
                                                                   ----------------------
                                                                     626,954     51.83
                                                                   ----------------------
Total Bonds and Notes (cost: $1,105,504,000)                       1,142,636     94.45
                                                                   ----------------------


Short-Term Securities

Federal Agency Discount Notes - 4.95%

Federal Home Loan Bank due 9/1/98                            2,100     2,100       .17
Federal Home Loan Bank due 9/9/98                            8,000     7,989       .66
Federal Home Loan Bank due 9/11/98                          12,000    11,980       .99
Federal Home Loan Bank due 9/25/98                           6,400     6,376       .53
Federal Home Loan Bank due 10/28/98                         17,400    17,249      1.42
Federal Home Loan Bank due 11/27/98                         14,452    14,262      1.18
                                                                   ----------------------
Total Short-Term Securities (cost: $59,955,000)                       59,956      4.95
                                                                   ----------------------

Total Investment Securities (cost: $1,165,459,000)                 1,202,592     99.40

Excess of cash and receivables over payables                           7,213       .60
                                                                   ----------------------
Net Assets                                                         $1,209,805   100.00
                                                                   ======================

(1)Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(2)Coupon rate may change periodically.
(3)Zero-coupon bond which will
convert to a coupon-bearing security at a future date.
(4)Comprised of federal agency originated or guaranteed loans.
(5)Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(6)Index-linked bond whose principal amount moves with a government retail price index.


See Notes to Financial Statements

The American Funds Income Series
U.S. Government Securities Fund
Financial Statements
----------------------------------------  -----------------------------
Statement of Assets and Liabilities
at August 31, 1998                             (dollars in thousands)
----------------------------------------  -----------------------------
Assets:
Investment securities at market
 (cost: $1,165,459)                                        $1,202,592
Cash                                                              221
Receivables for-
 Sales of investments                              $ 1,336
 Sales of fund's shares                             23,793
 Accrued interest                                   13,402     38,531
                                          -----------------------------
                                                            1,241,344
Liabilities:
Payables for-
 Purchases of investments                           25,476
 Repurchases of fund's shares                        2,826
 Dividends payable                                   2,175
 Management services                                   379
 Accrued expenses                                      683     31,539
                                          -----------------------------
Net Assets at August 31, 1998-
 Equivalent to $13.39 per share on
 90,336,715 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                               $1,209,805
                                                           ============

Statement of Operations
for the year ended August 31, 1998             (dollars in thousands)
                                          -----------------------------
Investment Income:
Income:
 Interest                                                    $ 79,128

Expenses:
 Management services fee                            $4,450
 Distribution expenses                               3,224
 Transfer agent fee                                    807
 Reports to shareholders                                90
 Registration statement and prospectus                  73
 Postage, stationery and supplies                      175
 Trustees' fees                                         29
 Auditing and legal fees                                43
 Custodian fee                                           2
 Taxes other than federal income tax                    19
                                          --------------------
  Total expenses before reimbursement                8,912
  Reimbursement of expenses                             27      8,885
                                          -----------------------------
Net investment income                                          70,243
                                                           ------------
Realized Loss and Unrealized
 Appreciation on Investments:
Net realized loss                                                (187)
Net unrealized appreciation
 on investments:
 Beginning of year                                   2,625
 End of year                                        37,133
                                          --------------------
Net unrealized appreciation
 on investments                                                34,508
                                                           ------------
 Net realized loss and
  unrealized appreciation on investments                       34,321
                                                           ------------
Net Increase in Net Assets Resulting
 from Operations                                             $104,564
                                                           ============
Statement of Changes in Net
 Assets                                        (dollars in thousands)
----------------------------------------  -----------------------------
                                                      Year      ended
                                                    August          31
                                                      1998       1997
Operations:                               -----------------------------
Net investment income                           $   70,243 $   78,056
Net realized loss on investments                      (187)    (6,208)
Net unrealized appreciation
 on investments                                     34,508     29,551
                                          -----------------------------
 Net increase in net assets
  resulting from operations                        104,564    101,399
                                          -----------------------------
Dividends Paid to Shareholders                     (73,356)   (78,533)
                                          -----------------------------
Capital Share Transactions:
Proceeds from shares sold:
 28,937,114 and 13,697,793
 shares, respectively                              383,161    177,817
Proceeds from shares issued in
 reinvestment of net investment income
 dividends: 4,071,001 and 4,328,162
 shares respectively                                53,739     56,223
Cost of shares repurchased:
 27,545,162 and 28,335,433
 shares, respectively                             (363,863)  (367,751)
                                          -----------------------------
 Net increase (decrease) in net assets resulting
  from capital share transactions                   73,037   (133,711)
                                          -----------------------------
Total Increase (Decrease) in Net Assets            104,245   (110,845)

Net Assets:
Beginning of year                                1,105,560  1,216,405
                                          -----------------------------
End of year (including undistributed
 net investment income of $1,465 and
 $4,358, respectively)                          $1,209,805 $1,105,560
                                          ================ =============

*Unaudited
See Notes to Financial Statements


                  Notes to Financial Statements

1. The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks high current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

          Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

          As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized. Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.
2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  As of August 31, 1998, net unrealized appreciation on investments for book and federal income tax purposes aggregated $37,133,000, of which $49,205,000 related to appreciated securities and $12,072,000 related to depreciated securities. During the year ended August 31, 1998, the fund realized, on a tax basis, a net capital loss of $187,000 on securities transactions. During the year ended August 31, 1998, a capital loss carryforward totaling $8,610,000 expired. The fund had available at August 31, 1998 a net capital loss carryforward totaling $89,790,000 which may be used to offset capital gains realized during subsequent years through 2006 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. It is the intention of the fund not to make distributions from capital gains while there is a capital loss carryforward. The cost of portfolio securities for book and federal income tax purposes was $1,165,459,000 at August 31, 1998.

3. The fee of $4,450,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the trust are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; and 0.16% of such assets in excess of $3 billion; plus 3.00% on the first $3,333,333 of the fund's monthly gross investment income; 2.25% of such income in excess of $3,333,333 but not exceeding $8,333,333; and 2.00% of such income in excess of $8,333,333.

  Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the trust's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended August 31,1998, distribution expenses under the Plan were $3,224,000. As of August 31, 1998, accrued and unpaid distribution expenses were $620,000.

  American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $807,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $469,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

  Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of August 31, 1998, aggregate amounts deferred and earnings thereon were $51,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the trust are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of August 31, 1998, accumulated net realized loss on investments was $89,898,000 and paid-in capital was $1,261,105,000. The fund reclassified $220,000 and $18,001,000 to undistributed net investment income and undistributed net realized gains, respectively, from paid-in capital for the year ended August 31, 1998.

  The fund made purchases and sales of investment securities, excluding short-term securities, of $834,786,000 and $911,543,000, respectively, during the year ended August 31, 1998.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $2,000 was paid by these credits rather than in cash.

PER-SHARE DATA AND RATIOS
---------------------------------
                                              Year   Ended August   31
                                   ---------------------------------------
                                      1998    1997   1996   1995   1994
                                   ---------------------------------------
Net Asset Value, Beginning
 of Year                            $13.03   $12.78 $13.24 $13.18 $14.73
                                   ---------------------------------------

Income from Investment
 Operations:
  Net investment income                  .83    .88    .93   1.01   1.03
  Net realized and unrealized
   gain (loss) on investments            .40    .25   (.49)   .06  (1.56)
   Total income (loss) from        ---------------------------------------
    investment operations               1.23           .44          (.53)
                                   ---------------------------------------
Less Distributions:
 Dividends from net investment
  income                                (.87)  (.88)  (.90) (1.01) (1.02)
                                   ---------------------------------------
Net Asset Value, End of Year          $13.39 $13.03 $12.78 $13.24 $13.18
                                   =======================================
Total Return*                           9.70%  9.08%  3.40%  8.60%(3.72%)

Ratios/Supplemental Data:
 Net assets, end of year (in
  millions)                           $1,210 $1,106 $1,216 $1,337 $1,373
 Ratio of expenses to average
  net assets                             .79%   .80%   .81%   .79%   .78%
 Ratio of net income to
  average net assets                    6.24%  6.74%  7.04%  7.79%  7.35%
 Portfolio turnover rate               81.99% 28.16% 40.01% 46.77% 71.58%


*Excludes maximum sales charge of 4.75%.


Independent Auditors' Report

To the Board of Trustees and Shareholders of The American Funds Income Series
U.S. Government Securities Fund:

     We have audited the accompanying statement of assets and liabilities of The American Funds Income Series -- U.S. Government Securities Fund (the "Fund"), including the schedule of portfolio investments as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended. These financial statements and the per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the per-share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of The American Funds Income Series -- U.S. Government Securities Fund at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/Deloitte & Touche LLP
Deloitte & Touche LLP
Los Angeles, California
September 30, 1998

Tax Information (unaudited)

Certain states may exempt from income taxation a portion of the dividends paid from net investment income if derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 52% of the dividends paid by the fund from net investment income was derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FISCAL YEAR AND NOT A CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 1999 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR RESPECTIVE 1998 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                    PART C
                       U.S. GOVERNMENT SECURITIES FUND
                              OTHER INFORMATION

ITEM 23. EXHIBITS
(a) Previously filed (see Post-Effective Amendment No. 19 filed October 29,
1997).
(b) Previously filed (see Post-Effective Amendment No. 19 filed October 29,
1997).
(c) Previously filed (see Post-Effective Amendment No. 19 filed October 29,
1997).
(d) Previously filed (see Post-Effective Amendment No. 19 filed October 29,
1997).
(e) Previously filed (see Post-Effective Amendment No. 19 filed October 29,
1997).
(f) None.
(g) Previously filed (see Post-Effective Amendment No. 19 filed October 29,
1997).
(h) None.
(i) Not applicable to this filing.
(j) Consent of independent auditors
(k) None.
(l) Previously filed (see Post-Effective Amendment No. 19 filed October 29,
1997).
(m) Previously filed (see Post-Effective Amendment No. 19 filed October 29,
1997).
(n) EX-27 Financial data schedule (EDGAR)
(o) None

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

 None.

ITEM 25. INDEMNIFICATION.

 Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

 Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith or in a manner reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

    (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another
corporation, partnership, joint venture, trust or other   enterprise, against
expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the SEC.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

 None.

ITEM 27. PRINCIPAL UNDERWRITERS.

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)   (1)                                      (2)                             (3)



      NAME AND PRINCIPAL                       POSITIONS AND OFFICES           POSITIONS AND OFFICES

      BUSINESS ADDRESS                         WITH UNDERWRITER                WITH REGISTRANT



      David L. Abzug                           Regional Vice President         None

      27304 Park Vista Road

      Agoura Hills, CA 91301



      John A. Agar                             Vice President                  None

      1501 N. University, Suite 227A

      Little Rock AR 72207



      Robert B. Aprison                        Vice President                  None

      2983 Bryn Wood Drive

      Madison, WI  53711



L     William W. Bagnard                       Vice President                  None



      Steven L. Barnes                         Senior Vice President           None

      5400 Mount Meeker Road

      Boulder, CO 80301



B     Carl R. Bauer                            Assistant Vice President        None



      Michelle A. Bergeron                      Vice President                 None

      4160 Gateswalk Drive

      Smyrna, GA 30080



      Joseph T. Blair                          Senior Vice President           None

      27 Drumlin Road

      West Simsbury, CT  06092



      John A. Blanchard                        Vice President                  None

      6421 Aberdeen Road

      Mission Hills, KS 66208



      Ian B. Bodell                            Senior Vice President           None

      P.O. Box 1665

      Brentwood, TN 37024-1665



      Michael L. Brethower                     Senior Vice President           None

      2320 North Austin Avenue

      Georgetown, TX  78626



      C. Alan Brown                            Regional Vice President         None

      4129 Laclede Avenue

      St. Louis, MO  63108



H     J. Peter Burns                           Vice President                  None



      Brian C. Casey                           Regional Vice President         None

      8002 Greentree Road

      Bethesda, MD 20817



      Victor C. Cassato                        Senior Vice President           None

      609 W. Littleton Blvd., Suite 310

      Littleton, CO  80121



      Christopher J. Cassin                     Senior Vice President          None

      111 W. Chicago Avenue, Suite G3

      Hinsdale, IL 60521



      Denise M. Cassin                          Vice President                 None

      1301 Stoney Creek Drive

      San Ramon, CA 94538



L     Larry P. Clemmensen                      Director                        None



L     Kevin G. Clifford                        Director,  President and Co-Chief Executive Officer   None




      Ruth M. Collier                          Senior Vice President           None

      145 West 67th St., #12K

      New York, NY  10023



S     David Coolbaugh                          Assistant Vice President                           None



      Thomas E. Cournoyer                      Vice President                  None

      2333 Granada Boulevard

      Coral Gables, FL  33134



      Douglas A. Critchell                     Senior Vice President           None

      3521 Rittenhouse Street, N.W.

      Washington, D.C.  20015



L     Carl D. Cutting                          Vice President                  None



      Dan J. Delianedis                        Regional Vice President         None

      8689 Braxton Drive

      Eden Prairie, MN 55347



      Michael A. Dilella                       Vice President                  None

      P. O. Box 661

      Ramsey, NJ  07446



      G. Michael Dill                          Senior Vice President           None

      505 E. Main Street

      Jenks, OK 74037



      Kirk D. Dodge                            Senior Vice President           None

      633 Menlo Avenue
      Suite 210

      Menlo Park, CA 94025



      Peter J. Doran                           Senior Vice President           None

      1205 Franklin Avenue

      Garden City, NY  11530



L     Michael J. Downer                        Secretary                       Vice President



      Robert W. Durbin                         Vice President                  None

      74 Sunny Lane

      Tiffin, OH  44883



I     Lloyd G. Edwards                         Senior Vice President           None





L     Paul H. Fieberg                          Senior Vice President           None



      John Fodor                                Vice President                 None

      15 Latisquama Road

      Southborough, MA 01772



L     Mark P. Freeman, Jr.                     Director                        None



      Clyde E. Gardner                         Senior Vice President           None

      Route 2, Box 3162

      Osage Beach, MO  65065



B     Evelyn K. Glassford                      Vice President                  None



      Jeffrey J. Greiner                        Vice President                 None

      12210 Taylor Road

      Plain City, OH 43064



L     Paul G. Haaga, Jr.                       Director                        Chairman of the Board



B     Mariellen Hamann                         Assistant Vice President        None



      David E. Harper                          Senior Vice President           None

      R.D. 1, Box 210, Rte 519

      Frenchtown, NJ  08825



      Ronald R. Hulsey                          Vice President                 None

      6744 Avalon

      Dallas, TX  75214



      Robert S. Irish                          Regional Vice President         None

      1225 Vista Del Mar Drive

      Delray Beach, FL 33483



L     Robert L. Johansen                       Vice President                  None



      Michael J. Johnston                      Director                        None

      630 Fifth Avenue, 36th Floor

      New York, NY 10111



B     Damien M. Jordan                         Vice President                  None



      Arthur J. Levine                         Senior Vice President           None

      12558 Highlands Place

      Fishers, IN  46038



B     Karl A. Lewis                            Assistant Vice President        None



      T. Blake Liberty                         Regional Vice President         None

      5506 East Mineral Lane

      Littleton, CO 80122



L     Lorin E. Liesy                           Assistant Vice President        None



L     Susan G. Lindgren                        Vice President -                None
                                               Institutional

                                               Investment Services



LW    Robert W. Lovelace                       Director                        None



      Stephen A. Malbasa                        Vice President                 None

      13405 Lake Shore Blvd.

      Cleveland, OH  44110



      Steven M. Markel                         Senior Vice President           None

      5241 South Race Street

      Littleton, CO 80121



L     J. Clifton Massar                        Director, Senior Vice           None
                                               President



L     E. Lee McClennahan                       Senior Vice President           None



L     James R. McCrary                         Assistant Vice President        None



S     John V. McLaughlin                       Senior Vice President           None



      Terry W. McNabb                          Vice President                  None

      2002 Barrett Station Road

      St. Louis, MO  63131



L     R. William Melinat                       Vice President -                None
                                               Institutional

                                               Investment Services



      David R. Murray                          Vice President                  None

      60 Briant Drive

      Sudbury, MA 01776



      Stephen S. Nelson                        Vice President                  None

      P.O. Box 470528

      Charlotte, NC  28247-0528



      William E. Noe                           Regional Vice President         None

      304 River Oaks Road

      Brentwood, TN 37027



      Peter A. Nyhus                           Vice President                  None

      3084 Wilds Ridge Court

      Prior Lake, MN 55372



      Eric P. Olson                            Vice President                  None

      62 Park Drive

      Glenview, IL 60025



      Fredric Phillips                         Vice President                  None

      175 Highland Avenue, 4th Floor

      Needham, MA 02494



B     Candance D. Pilgrim                      Assistant Vice President        None



      Carl S. Platou                           Vice President                  None

      4021 96th Avenue, S.E.

      Mercer Island, WA 98040



L     John O. Post, Jr.                        Vice President                  None



S     Richard P. Prior                         Assistant Vice President        None



      Steven J. Reitman                        Senior Vice President           None

      212 The Lane

      Hinsdale, IL  60521



      Brian A. Roberts                          Vice President                 None

      P.O. Box 472245

      Charlotte, NC  28247



      George S. Ross                           Senior Vice President           None

      55 Madison Avenue

      Morristown, NJ  07962



L     Julie D. Roth                            Vice President                  None



L     James F. Rothenberg                      Director                        None



      Douglas F. Rowe                          Vice President                  None

      30008 Oakland Hills Drive

      Georgetown, TX 78628



      Christopher S. Rowey                     Regional Vice President         None

      9417 Beverlywood Street

      Los Angeles, CA 90034



      Dean B. Rydquist                         Senior Vice President           None

      1080 Bay Pointe Crossing

      Alpharetta, GA 30005



      Richard R. Samson                        Senior Vice President           None

      4604 Glencoe Avenue, #4

      Marina del Rey, CA  90292



      Joseph D. Scarpitti                      Vice President                  None

      31465 St. Andrews

      Westlake, OH 44145



L     R. Michael Shanahan                      Director                        None



      David W. Short                           Director,                       None
      1000 RIDC Plaza, Suite 212               Chairman of the Board and
      Pittsburgh, PA  15238                    Co-Chief Executive Officer



      William P. Simon, Jr.                    Senior Vice President           None

      912 Castlehill Lane

      Devon, PA 19333



L     John C. Smith                            Assistant Vice President -      None
                                               Institutional Investment
                                               Services



      Rodney G. Smith                           Vice President                 None

      100 N. Cenral Expressway
      Suite 1214

      Richardson, TX 75080



      Nicholas D. Spadaccini                   Regional Vice President         None

      855 Markley Woods Way
      Cincinnati, OH 45230



L     Kris J. Spazafumo                        Assistant Vice President        None



      Daniel S. Spradling                      Senior Vice President           None

      181 Second Avenue, Suite 228

      San Mateo, CA  94401



B     Max D. Stites                            Vice President                  None



      Thomas A. Stout                          Regional Vice President         None

      3919 Whooping Crane Circle

      Virginia Beach, VA  23455



      Craig R. Strauser                        Vice President                  None

      3 Dover Way

      Lake Oswego, OR 97034



      Francis N. Strazzeri                      Vice President                 None

      31641 Saddletree Drive

      Westlake Village, CA 91361



L     Drew Taylor                              Assistant Vice President        None



S     James P. Toomey                           Vice President                 None



I     Christopher E. Trede                      Vice President                 None



      George F. Truesdail                      Vice President                  None

      400 Abbotsford Court

      Charlotte, NC  28270



      Scott W. Ursin-Smith                     Vice President                  None

      60 Reedland Woods Way

      Tiburon, CA 94920



L     David M. Ward                            Vice President -                None
                                               Institutional Investment
                                               Services



      Thomas E. Warren                         Regional Vice President         None

      119 Faubel Street

      Sarasota, FL  34242



L     J. Kelly Webb                            Senior Vice President,          None
                                               Treasurer



      Gregory J. Weimer                        Vice President                  None

      206 Hardwood Drive

      Venetia, PA 15367



B     Timothy W. Weiss                         Director                        None



      N. Dexter Williams                       Senior Vice President           None
      P.O. Box 2200
      Danville, CA 94526



      Timothy J. Wilson                        Vice President                  None

      113 Farmview Place

      Venetia, PA  15367



B     Laura L. Wimberly                        Vice President                  None



H     Marshall D. Wingo                        Director, Senior Vice           None
                                               President



L     Robert L. Winston                        Director, Senior Vice           None
                                               President



      Laurie B. Wood                           Regional Vice President         None

      3500 W. Camino de Urania

      Tucson, AZ 85741



      William R. Yost                          Vice President                  None

      9320 Overlook Trail

      Eden Prairie, MN 55347



      Janet M. Young                           Regional Vice President         None

      1616 Vermont

      Houston, TX 77006



      Scott D. Zambon                          Regional Vice President         None

      320 Robinson Drive

      Tustin Ranch, CA 92782



L Business Address, 333 South Hope Street, Los Angeles, CA  90071

LW Business Address, 11100 Santa Monica Boulevard, Los Angeles, CA 90025

B Business Address, 135 South State College Boulevard, Brea, CA  92821

S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251

H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513

I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN  46240

(c) None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Trust and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821,3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240 and 5300 Robin Hood Road, Norfolk, VA 23514.


 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York, 10081.

ITEM 29. MANAGEMENT SERVICES.

 None.

ITEM 30. UNDERTAKINGS.

 n/a

                           SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 28th day of October, 1998.

  THE AMERICAN FUNDS INCOME SERIES
   By/s/  Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on October 28, 1998, by the following persons in the capacities indicated.

         Signature                                      Title



(1)      Principal Executive Officer:



         /s/ Abner D. Goldstine                         President and Trustee

            (Abner D. Goldstine)



(2)      Principal Financial Officer and Principal Accounting Officer:



         /s/ Anthony W. Hynes, Jr.                      Treasurer

            (Anthony W. Hynes, Jr.)



(3)      Trustees:



         H. Frederick Christie*                         Trustee
         Don R. Conlan*                                 Trustee
         Diane C. Creel*                                Trustee

         Martin Fenton, Jr.*                            Trustee
         Leonard R. Fuller*                             Trustee



         /s/ Abner D. Goldstine                         President and Trustee

            (Abner D. Goldstine)



         /s/ Paul G. Haaga, Jr.                         Chairman and Trustee

            (Paul G. Haaga, Jr.



         Herbert Hoover III*                            Trustee

         Richard G. Newman*                             Trustee


*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

 Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

     /s/ Michael J. Downer
     (Michael J. Downer)